SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 8 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on June 19, 2024.

Upon consummation of the Business Combination, there were 530,404,830 Class A ordinary shares, 194,963,156 Class B ordinary shares and 2,873,741 warrants to purchase Class A ordinary shares issued and outstanding.

August 6, 2025, the Company’s shareholders approved to implement a two hundred (200)-for-one (1) share consolidation of all of its authorized, issued and unissued ordinary shares. After the Share Consolidation, the authorized share capital of the Company is $50,000 divided into 250,000,000 shares of par value of US$0.0002 each, comprising of 225,000,000 class A ordinary shares, par value US$0.0002 each and 25,000,000 class B ordinary shares, par value US$0.0002 each.

There were 2,923,225 Class A ordinary shares, 832,172 Class B ordinary shares issued and outstanding as of December 31, 2025.

GIBO HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. Dollars, except for number of shares)